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                                                            1933 Act Rule 497(j)
                                                      1933 Act File No. 33-84762
                                                      1940 Act File No. 811-8648

                                 WT MUTUAL FUND
                            1100 NORTH MARKET STREET
                              WILMINGTON, DE 19890
                                 (302) 651-8392

                               September 18, 2006

FILED VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549
Attn: Filing Desk

          Re:  WT Mutual Fund (File Nos. 33-84762 and 811-8648)
               ------------------------------------------------

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933 (the "1933 Act"), the undersigned certifies on behalf of WT Mutual Fund (the "Trust") that (a) the form of Prospectus dated September 12, 2006 for Class W Shares of the Wilmington Prime Money Market Fund, Wilmington U.S. Government Money Market Fund and Wilmington Tax-Exempt Money Market Fund, and (b) the form of Statement of Additional Information dated September 12, 2006 for Class W Shares of the Wilmington Prime Money Market Fund, Wilmington U.S. Government Money Market Fund and Wilmington Tax-Exempt Money Market Fund, that would have been filed under Rule 497(c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No. 40 to the Registration Statement of the Trust, which was filed electronically with the Securities Exchange Commission via EDGAR on September 12, 2006.

     Please direct any questions or comments relating to this certification to my attention at the phone number or address listed above.

                                                    Very truly yours,

                                                    /s/ John J. Kelley

                                                    John J. Kelley
                                                    Chief Financial Officer
cc:  Neil Wolfson
     Joseph V. Del Raso, Esq.